Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Growth Index Fund
	Aug. 29, 2024
Fidelity Small Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.90%
Since Inception	6.00%	[1]
Fidelity Small Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.62%
Since Inception	5.55%	[1]
Fidelity Small Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.31%
Since Inception	4.59%	[1]
RS014
Average Annual Return:
Past 1 year	18.66%
Since Inception	5.93%
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.21%

[1]	A From July 11, 2019 .